Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of components of debt
As of September 30, 2024 and December 31, 2023, our debt was as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Gimi facility (note 14.1)	(615,417)	(630,000)
2021 Unsecured Bonds	(189,623)	(199,869)
2024 Unsecured Bonds	(300,000)	—
Golar Arctic facility	(9,118)	(14,589)
Subtotal (excluding lessor VIE debt)	(1,114,158)	(844,458)
CSSC VIE debt - FLNG Hilli facility (1)	(332,721)	(396,125)
Total debt (gross)	(1,446,879)	(1,240,583)
Less: Deferred financing costs	24,480	23,853
Total debt, net of deferred financing costs	(1,422,399)	(1,216,730)

At September 30, 2024, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (2)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(64,283)	(281,647)	(345,930)
Long-term debt	(1,027,988)	(48,481)	(1,076,469)
Total	(1,092,271)	(330,128)	(1,422,399)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 11).